EQUITY (Schedule of Information by Exercise Price Range) (Details) (USD $)	1 Months Ended					12 Months Ended
	Sep. 12, 2013	Jul. 08, 2013	Aug. 31, 2011	Jan. 31, 2011	Oct. 13, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options outstanding						306,984	271,984	321,016	168,500
Options outstanding, weighted average remaining contractual life						4 years 6 months 4 days
Options outstanding, weighted average exercise price						$ 3.40	$ 6.81	$ 6.28	$ 3.49
Options exercisable						4,188	158,824	56,532
Options exercisable, weighted average exercise price						$ 5.11	$ 6.81	$ 3.68
Minimum exercise price	$ 3.38	$ 3.38	$ 4.80	$ 7.00	$ 7.00
3.38 [Member]
Options outstanding						305,484
Options outstanding, weighted average remaining contractual life						4 years 6 months 11 days
Options outstanding, weighted average exercise price						$ 3.38
Options exercisable						2,188
Options exercisable, weighted average exercise price						$ 4.70
Minimum exercise price						$ 3.38
7.00 [Member]
Options outstanding						1,500
Options outstanding, weighted average remaining contractual life						1 year 9 months 11 days
Options outstanding, weighted average exercise price						$ 7.00
Options exercisable						2,000
Options exercisable, weighted average exercise price						$ 1.78
Minimum exercise price						$ 7.00